Rendering of services (Tables)	12 Months Ended
Mar. 31, 2020
Rendering of services
Schedule of revenue by product type and customer type

	March 31,
	2018	2019	2020
Air Ticketing	5,012,931	3,449,265	2,609,518
Hotels and Packages	6,628,236	4,914,420	3,601,798
Other Services	105,249	56,419	53,958
Total	11,746,416	8,420,104	6,265,274

Changes in contract assets

	March 31,
	2019	2020
Contract Assets	22,584	—

Changes in contract assets are as follows:

	March 31,
	2019	2020
Balance at the beginning of the year	17,279	22,584
Revenue recognised during the year	22,584	—
Adjustment during the year	—	(14,400)
Billed during the year	(17,279)	(8,183)
Balance at the end of the year	22,584	—

Summary of contract liabilities

	March 31,
	2019	2020
Advance from customer (refer to Note 38)	702,444	774,673
Deferred revenue (refer to Note 35)	675,711	357,916
Total Contract liabilities	1,378,155	1,132,589